Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 93.39%
FAR EAST — 73.86%
China — 41.27%
Agora, Inc. - ADR 1,*	136,879	$5,883,059
AIA Group Ltd.	1,223,770	11,984,973
Airtac International Group	703,001	15,801,866
Alibaba Group Holding Ltd. *	563,450	20,036,880
Alibaba Group Holding Ltd. - SP ADR 1,*	440,051	129,366,193
Alibaba Health Information Technology Ltd. *	4,770,313	11,621,023
BeiGene Ltd. - ADR 1,*	60,877	17,437,608
By-health Co. Ltd. - A	1,653,785	5,101,757
China Feihe Ltd. [2]	10,494,905	24,348,023
China Mengniu Dairy Co. Ltd. *	3,905,908	18,294,651
China Merchants Bank Co. Ltd. - H	1,894,387	8,934,116
China Resources Cement Holdings Ltd.	10,228,788	13,963,855
China Tourism Group Duty Free Corp. Ltd. - A	527,443	17,265,460
CIFI Holdings Group Co. Ltd.	6,277,828	4,617,211
Country Garden Services Holdings Co. Ltd.	2,924,158	18,808,818
East Money Information Co. Ltd. - A	3,182,100	11,208,789
Foshan Haitian Flavouring & Food Co. Ltd. - A	1,037,371	24,690,606
Galaxy Entertainment Group Ltd.	1,937,475	12,987,249
Hong Kong Exchanges & Clearing Ltd.	400,472	18,695,463
Hundsun Technologies, Inc - A	675,309	9,775,749
Innovent Biologics, Inc. 2,*	1,293,500	9,580,183
JD.com, Inc. - ADR 1,*	347,927	27,002,614
Kweichow Moutai Co. Ltd. - A	85,503	20,947,017
Li Ning Co. Ltd.	4,859,480	22,572,923
Luxshare Precision Industry Co. Ltd. - A	3,430,202	28,773,888
Meituan Dianping - B *	536,173	16,728,490
Offcn Education Technology Co. Ltd. - A	3,164,122	15,159,502
Ping An Healthcare and Technology Co. Ltd. 2,*	458,513	5,871,887
Sangfor Technologies, Inc. - A	477,491	14,846,488
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A	387,626	19,806,456
Silergy Corp.	211,572	12,455,295
Sun Art Retail Group Ltd.	4,703,920	5,189,452
TAL Education Group - ADR 1,*	158,914	12,083,821
Techtronic Industries Co. Ltd.	1,729,393	22,671,638
Tencent Holdings Ltd.	2,051,816	135,418,982
	Shares, Principal Amount, or Number of Contracts	Value
Weihai Guangwei Composites Co. Ltd. - A	980,945	$10,273,809
Wuxi Biologics Cayman, Inc. 2,*	1,016,338	24,732,917
		804,938,711
India — 10.36%
Apollo Hospitals Enterprise Ltd.	586,120	17,064,449
Asian Paints Ltd.	549,653	14,798,465
Bajaj Finance Ltd.	342,509	15,220,249
Divi's Laboratories Ltd.	401,925	16,604,057
HDFC Bank Ltd. - ADR 1,*	592,100	29,581,316
Hindustan Unilever Ltd.	552,008	15,474,255
ICICI Bank Ltd. - SP ADR 1,*	1,880,730	18,487,576
Nestle India Ltd.	35,974	7,761,690
Reliance Industries Ltd.	1,055,208	31,955,869
Tata Consultancy Services Ltd.	815,847	27,559,440
Titan Co. Ltd.	457,192	7,444,397
		201,951,763
South Korea — 9.23%
Kakao Corp.	47,230	14,686,339
KB Financial Group, Inc.	564,684	18,182,821
Kia Motors Corp.	292,344	11,723,561
LG Chem Ltd.	35,445	19,784,330
LG Household & Health Care Ltd.	13,808	17,039,834
Macquarie Korea Infrastructure Fund	1,000,206	9,400,119
Samsung Biologics Co. Ltd. 2,*	21,067	12,419,787
Samsung Electronics Co. Ltd.	1,546,216	76,760,598
		179,997,389
Taiwan — 9.21%
Century Iron & Steel Industrial Co. Ltd.	2,772,703	12,254,195
MediaTek, Inc.	619,489	12,983,558
Merida Industry Co. Ltd.	960,947	7,730,842
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [1]	1,668,809	135,290,346
Unimicron Technology Corp.	4,451,522	11,435,441
		179,694,382
Singapore — 1.58%
Sea Ltd. - ADR 1,*	199,256	30,693,394
Indonesia — 1.07%
Bank Central Asia Tbk PT	11,480,708	20,909,085
Malaysia — 0.60%
Dialog Group Bhd.	12,742,877	11,683,398
Japan — 0.54%
Keyence Corp.	22,699	10,541,858
Total FAR EAST (Cost $929,185,993)		1,440,409,980

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
NORTH AMERICA — 7.82%
United States — 6.17%
Advanced Micro Devices, Inc. *	330,703	$27,114,339
Cummins, Inc.	45,636	9,636,498
EPAM System, Inc. *	36,294	11,733,124
NIKE, Inc. - B	288,958	36,275,788
NVIDIA Corp.	38,533	20,854,830
Unity Software, Inc. *	168,758	14,729,198
		120,343,777
Mexico — 0.98%
Cemex SAB de CV - SP ADR [1]	1,986,970	7,550,486
Wal-Mart de Mexico SAB de CV	4,835,137	11,569,866
		19,120,352
Canada — 0.67%
Wheaton Precious Metals Corp.	267,880	13,144,872
Total NORTH AMERICA (Cost $127,944,555)		152,609,001
EUROPE — 7.00%
Russia — 1.56%
Sberbank of Russia PJSC - SP ADR 1,*	1,343,527	15,699,113
Yandex NV - A *	224,904	14,674,986
		30,374,099
France — 1.19%
L'Oreal SA	71,525	23,279,394
Poland — 1.12%
CD Projekt SA *	142,273	15,399,965
Dino Polska SA 2,*	108,427	6,389,939
		21,789,904
Sweden — 0.80%
Spotify Technology SA *	64,232	15,580,756
United Kingdom — 0.75%
Rio Tinto PLC - SP ADR [1]	242,929	14,670,482
Hungary — 0.63%
OTP Bank NYRT *	405,546	12,218,186
Germany — 0.49%
Infineon Technologies AG	338,240	9,563,274
Netherlands — 0.46%
ASML Holding NV	24,340	8,980,731
Total EUROPE (Cost $114,762,640)		136,456,826
SOUTH AMERICA — 4.14%
Brazil — 3.65%
B3 SA - Brasil Bolsa Balcao	3,355,262	32,931,862
Pagseguro Digital Ltd. - A *	283,643	10,696,177
Raia Drogasil SA	3,287,210	13,790,607
XP, Inc. - A *	330,960	13,797,722
		71,216,368
	Shares, Principal Amount, or Number of Contracts	Value
Argentina — 0.49%
MercadoLibre, Inc. *	8,869	$9,600,515
Total SOUTH AMERICA (Cost $72,522,248)		80,816,883
AFRICA — 0.57%
Egypt — 0.57%
Commercial International Bank Egypt SAE	2,639,116	11,142,376
Total AFRICA (Cost $9,784,611)		11,142,376
Total COMMON STOCKS (Cost $1,254,200,047)		1,821,435,066
PREFERRED STOCKS — 0.75%
SOUTH AMERICA — 0.75%
Chile — 0.39%
Sociedad Quimica y Minera de Chile SA - SP ADR, 2.19%[1,3]	233,554	7,571,821
Brazil — 0.36%
Azul SA *	1,591,700	6,938,303
Total SOUTH AMERICA (Cost $14,008,234)		14,510,124
Total PREFERRED STOCKS (Cost $14,008,234)		14,510,124
SHORT TERM INVESTMENTS — 4.93%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03%	96,214,543	96,214,543

TOTAL INVESTMENTS (Cost $1,364,422,824)	99.07%	$1,932,159,733
Other Assets In Excess of Liabilities	0.93%	18,121,927
Net Assets	100.00%	$1,950,281,660

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated in U.S. dollars and traded in the U.S.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $83,342,736, which represents 4% of Net Assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 91.71%
FAR EAST — 79.60%
China — 35.70%
Agora, Inc. - ADR 1,*	16,031	$689,012
Airtac International Group	22,000	494,510
Amoy Diagnostics Co. Ltd. - A	56,450	634,157
Bilibili, Inc. - SP ADR 1,*	7,800	324,480
C&S Paper Co. Ltd. - A	90,075	283,559
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - A	28,200	619,973
China Education Group Holdings Ltd.	255,000	467,223
China Lesso Group Holdings Ltd.	312,000	560,389
China Meidong Auto Holdings Ltd.	190,000	728,124
China Resources Cement Holdings Ltd.	348,794	476,157
Ever Sunshine Lifestyle Services Group Ltd.	180,000	354,424
Fu Shou Yuan International Group Ltd.	621,000	604,169
GDS Holdings Ltd. - ADR 1,*	9,545	781,067
Hangzhou Tigermed Consulting Co. Ltd. - A	21,232	320,946
Hefei Meiya Optoelectronic Technology, Inc. - A	43,374	305,374
Hygeia Healthcare Holdings Co. Ltd. 2,*	123,200	738,400
Innovent Biologics, Inc. 2,*	96,500	714,718
Jiangsu Hengli Hydraulic Co. Ltd. - A	100,521	1,053,828
Kingdee International Software Group Co. Ltd. *	141,000	363,869
Laobaixing Pharmacy Chain JSC - A	76,558	932,779
Lee & Man Paper Manufacturing Ltd.	658,000	475,455
Li Ning Co. Ltd.	260,471	1,209,922
Minth Group Ltd.	174,000	755,492
Nine Dragons Paper Holdings Ltd.	591,000	741,224
Niu Technologies - SP ADR 1,*	47,004	902,477
Pharmaron Beijing Co. Ltd. - H [2]	40,200	500,033
Ping An Healthcare and Technology Co. Ltd. 2,*	23,120	296,083
Proya Cosmetics Co. Ltd. - A	37,500	793,102
Sangfor Technologies, Inc. - A	11,400	354,457
Shanghai Putailai New Energy Technology Co. Ltd. - A	40,421	644,483
Shenzhen SC New Energy Technology Corp. - A	53,644	827,667
	Shares, Principal Amount, or Number of Contracts	Value
Silergy Corp.	5,000	$294,351
Tongcheng-Elong Holdings Ltd. *	348,000	633,131
Weihai Guangwei Composites Co. Ltd. - A	59,700	625,261
Weimob, Inc. 2,*	207,000	276,176
Yihai International Holding Ltd. *	27,157	423,647
Zhejiang Dingli Machinery Co. Ltd. - A	75,457	1,098,517
Zhou Hei Ya International Holdings Co. Ltd. 2,*	624,000	650,566
Zoomlion Heavy Industry Science and Technology Co. Ltd. - H	807,400	775,099
		23,724,301
India — 17.73%
Aarti Industries Ltd.	23,590	324,514
Amber Enterprises India Ltd.	35,320	975,824
Apollo Hospitals Enterprise Ltd.	33,316	969,971
Ashok Leyland Ltd.	315,632	318,284
AU Small Finance Bank Ltd. 2,*	52,146	462,479
Dabur India Ltd.	47,210	326,688
Dixon Technologies India Ltd.	7,919	940,454
Dr Lal PathLabs Ltd. [2]	41,949	1,068,767
Gujarat Gas Ltd.	192,531	804,779
Indraprastha Gas Ltd.	60,708	318,269
Info Edge India Ltd.	20,120	991,192
Ipca Laboratories Ltd.	33,528	984,504
Jubilant Foodworks Ltd.	12,648	401,889
Mindtree Ltd.	40,415	733,200
Navin Fluorine International Ltd.	22,952	685,122
PI Industries Ltd.	30,970	827,560
Syngene International Ltd. 2,*	86,153	645,680
		11,779,176
Taiwan — 11.86%
ASPEED Technology, Inc.	15,000	587,839
Century Iron & Steel Industrial Co. Ltd.	187,000	826,462
Kindom Development Co. Ltd.	516,000	696,623
Makalot Industrial Co. Ltd.	109,000	643,567
Nien Made Enterprise Co. Ltd.	54,000	640,460
Parade Technologies Ltd.	27,455	995,365
Sinbon Electronics Co. Ltd.	133,000	822,008
Sporton International, Inc.	57,000	479,231
Sunonwealth Electric Machine Industry Co. Ltd.	148,000	317,340
Unimicron Technology Corp.	442,000	1,135,447
Voltronic Power Technology Corp.	11,550	392,019

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Win Semiconductors Corp.	35,000	$346,230
		7,882,591
South Korea — 8.23%
Douzone Bizon Co. Ltd.	5,615	500,364
Eugene Technology Co. Ltd.	12,200	292,431
Koh Young Technology, Inc.	6,688	511,739
LEENO Industrial, Inc.	15,129	1,593,379
NHN KCP Corp.	11,274	659,051
NICE Information Service Co. Ltd.	42,137	709,655
Tesna, Inc.	21,784	844,767
Tokai Carbon Korea Co. Ltd.	4,400	358,056
		5,469,442
Vietnam — 2.97%
FPT Corp.	478,754	1,239,118
Military Commercial Joint Stock Bank *	805,374	734,172
		1,973,290
Thailand — 1.60%
Sri Trang Gloves Thailand PCL - NVDR *	315,400	763,928
TQM Corp PCL - NVDR	73,900	299,681
		1,063,609
Malaysia — 1.03%
Dialog Group Bhd.	742,906	681,139
Indonesia — 0.48%
Bank BTPN Syariah Tbk PT	1,432,300	315,722
Total FAR EAST (Cost $41,626,611)		52,889,270
EUROPE — 5.54%
Russia — 2.68%
Detsky Mir PJSC	655,422	994,435
RusHydro PJSC *	80,019,326	783,887
		1,778,322
Poland — 1.88%
CD Projekt SA *	4,279	463,169
Dino Polska SA 2,*	13,383	788,702
		1,251,871
Jersey — 0.98%
Centamin PLC	249,798	652,712
Total EUROPE (Cost $2,768,459)		3,682,905
NORTH AMERICA — 4.23%
Canada — 1.81%
B2Gold Corp.	96,184	626,274
Centerra Gold, Inc.	49,815	579,501
		1,205,775
	Shares, Principal Amount, or Number of Contracts	Value
Mexico — 1.47%
Grupo Aeroportuario del Centro Norte SAB de CV - ADR 1,*	17,759	$652,821
Qualitas Controladora SAB de CV	84,900	320,648
		973,469
United States — 0.95%
Copa Holdings SA - A	12,557	632,119
Total NORTH AMERICA (Cost $2,308,210)		2,811,363
SOUTH AMERICA — 1.90%
Brazil — 1.40%
LOG Commercial Properties e Participacoes SA	55,300	295,017
Via Varejo SA *	205,000	634,066
		929,083
Argentina — 0.50%
Globant SA *	1,870	335,141
Total SOUTH AMERICA (Cost $1,116,420)		1,264,224
AFRICA — 0.44%
South Africa — 0.44%
Sibanye Stillwater Ltd.	104,448	288,838
Total AFRICA (Cost $232,939)		288,838
Total COMMON STOCKS (Cost $48,052,639)		60,936,600
PREFERRED STOCKS — 2.92%
SOUTH AMERICA — 2.92%
Brazil — 2.92%
Bradespar SA *	78,100	626,786
Metalurgica Gerdau SA, 0.86%[3]	404,400	676,172
Randon SA Implementos e Participacoes *	293,500	636,033
		1,938,991
Total SOUTH AMERICA (Cost $1,525,727)		1,938,991
Total PREFERRED STOCKS (Cost $1,525,727)		1,938,991

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 2.56%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03%	1,700,900	$1,700,900

TOTAL INVESTMENTS (Cost $51,279,266)	97.19%	$64,576,491
Other Assets In Excess of Liabilities	2.81%	1,868,988
Net Assets	100.00%	$66,445,479

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated in U.S. dollars and traded in the U.S.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $6,141,604, which represents 9% of Net Assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SOVEREIGN BONDS — 15.54%
Brazil — 2.04%
Brazilian Government International Bond 4.62%, 1/13/28[1]	$500,000	$542,005
Brazilian Government International Bond 4.50%, 5/30/29[1]	200,000	213,390
		755,395
China — 2.84%
China Government Bond 3.20%, 3/16/24[2]	1,200,000[2]	177,663
China Government Bond 3.54%, 8/16/28[2]	2,500,000[2]	378,825
China Government Bond 2.68%, 5/21/30[2]	3,500,000[2]	494,292
		1,050,780
Egypt — 2.17%
Egypt Government Bond 17.00%, 4/3/22[2]	6,500,000[2]	428,218
Egypt Government International Bond 8.70%, 3/1/49[1]	380,000	371,621
		799,839
Indonesia — 1.79%
Indonesia Treasury Bond 8.37%, 9/15/26[2]	3,400,000,000[2]	254,931
Indonesia Treasury Bond 7.00%, 9/15/30[2]	6,000,000,000[2]	405,948
		660,879
Malaysia — 1.00%
Malaysia Government Bond 3.89%, 8/15/29[2]	1,400,000[2]	369,181
Mexico — 3.42%
Mexican Bonos 8.50%, 11/18/38[2]	14,800,000[2]	785,170
Mexico Government International Bond 4.50%, 4/22/29[1]	260,000	291,593
Petroleos Mexicanos 6.50%, 3/13/27[1]	200,000	187,406
		1,264,169
South Africa — 1.51%
Republic of South Africa Government Bond 8.50%, 1/31/37[2]	11,900,000[2]	558,005
Ukraine — 0.77%
Ukraine Government International Bond 7.38%, 9/25/32[1]	300,000	282,664
Total SOVEREIGN BONDS (Cost $5,655,279)		5,740,912
	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 75.89%
Brazil — 2.05%
LOG Commercial Properties e Participacoes SA	43,976	$234,605
Magazine Luiza SA	16,870	269,006
Pagseguro Digital Ltd. - A*,1,3	6,724	253,562
		757,173
China — 32.72%
Agora, Inc. - ADR*,1,3	7,860	337,823
AIA Group Ltd.	23,856	233,633
Alibaba Group Holding Ltd.*	33,200	1,180,627
Alibaba Group Holding Ltd. - SP ADR*,1,3	3,611	1,061,562
Alibaba Health Information Technology Ltd.*	58,000	141,295
Bilibili, Inc. - SP ADR*,1,3	4,180	173,888
China Feihe Ltd.[4]	121,492	281,860
China Merchants Bank Co. Ltd. - H	62,000	292,398
China Resources Beer Holdings Co. Ltd.	30,723	187,905
China Tourism Group Duty Free Corp. Ltd. - A	9,061	296,605
CIFI Holdings Group Co. Ltd.	172,503	126,872
Contemporary Amperex Technology Co. Ltd. - A	6,001	184,332
East Money Information Co. Ltd. - A	47,500	167,316
Galaxy Entertainment Group Ltd.	25,233	169,142
Hong Kong Exchanges & Clearing Ltd.	8,002	373,562
Hundsun Technologies, Inc - A	24,586	355,906
Innovent Biologics, Inc.*,4	33,162	245,611
JD.com, Inc. - ADR*,1,3	5,787	449,129
Jinxin Fertility Group Ltd.[4]	204,000	256,907
Li Ning Co. Ltd.	66,684	309,756
Luxshare Precision Industry Co. Ltd. - A	41,258	346,088
Meituan Dianping - B*	10,735	334,930
Ping An Healthcare and Technology Co. Ltd.*,4	20,590	263,683
Ping An Insurance Group Co. of China Ltd. - H	29,959	307,319
Sany Heavy Industry Co. Ltd. - A	123,600	451,708
Silergy Corp.	2,643	155,594
Sun Art Retail Group Ltd.	185,340	204,471
TAL Education Group - ADR*,1,3	2,410	183,256
Tencent Holdings Ltd.	29,822	1,968,239
Wuxi Biologics Cayman, Inc.*,4	17,129	416,840

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A	10,629	$379,739
Zhou Hei Ya International Holdings Co. Ltd.*,4	237,423	247,531
		12,085,527
France — 1.21%
L'Oreal SA	1,372	446,548
India — 6.83%
Divi's Laboratories Ltd.	7,061	291,699
HDFC Bank Ltd. - ADR*,1,3	7,673	383,343
Hindustan Unilever Ltd.	17,763	497,944
ICICI Bank Ltd. - SP ADR*,1,3	45,220	444,513
Reliance Industries Ltd.	19,031	576,334
Tech Mahindra Ltd.	30,614	328,526
		2,522,359
Indonesia — 0.82%
Bank Central Asia Tbk PT	167,449	304,964
Jersey — 0.90%
Centamin PLC	127,122	332,165
Mexico — 1.03%
Grupo Aeroportuario del Sureste SAB de CV - ADR*,1,3	1,953	226,606
Wal-Mart de Mexico SAB de CV	64,835	155,142
		381,748
Netherlands — 0.65%
ASML Holding NV	648	239,093
Poland — 1.62%
CD Projekt SA*	2,494	269,956
Dino Polska SA*,4	5,559	327,609
		597,565
Russia — 3.33%
LUKOIL PJSC - SP ADR[1]	3,184	184,290
Sberbank of Russia PJSC - SP ADR*,1	29,970	350,200
X5 Retail Group NV - GDR[1]	4,909	181,633
Yandex NV - A*,1,3	7,873	513,713
		1,229,836
Singapore — 1.17%
Sea Ltd. - ADR*,1,3	2,804	431,928
South Africa — 1.13%
Anglo American Platinum Ltd.	3,427	237,956
Kumba Iron Ore Ltd.	6,115	180,946
		418,902
South Korea — 8.89%
Hankook Tire & Technology Co. Ltd.	8,945	241,039
KB Financial Group, Inc.	6,445	207,529
Kia Motors Corp.	6,498	260,582
Macquarie Korea Infrastructure Fund	44,563	418,811
	Shares, Principal Amount, or Number of Contracts	Value
NAVER Corp.	1,168	$296,814
NICE Information Service Co. Ltd.	15,539	261,702
Samsung Electronics Co. Ltd.	26,619	1,321,478
SK Hynix, Inc.	3,828	274,402
		3,282,357
Sweden — 1.07%
Spotify Technology SA*,1,3	1,635	396,602
Taiwan — 9.63%
Accton Technology Corp.	39,705	305,033
Century Iron & Steel Industrial Co. Ltd.	40,000	176,783
Kindom Development Co. Ltd.	285,000	384,763
MediaTek, Inc.	14,839	311,003
Parade Technologies Ltd.	11,000	398,798
Taiwan Semiconductor Manufacturing Co. Ltd.	132,445	1,980,136
		3,556,516
United States — 2.84%
Advanced Micro Devices, Inc.*,1,3	4,518	370,431
Facebook, Inc. - A*,1,3	1,105	289,399
NVIDIA Corp.[1,3]	717	388,055
		1,047,885
Total COMMON STOCKS (Cost $19,601,980)		28,031,168
PREFERRED STOCKS — 1.40%
Brazil — 0.80%
Gerdau SA - SP ADR 0.68%[1,3,5]	79,977	295,915
Chile — 0.60%
Sociedad Quimica y Minera de Chile SA - SP ADR 2.19%[1,3,5]	6,757	219,062
Total PREFERRED STOCKS (Cost $389,837)		514,977
SHORT TERM INVESTMENTS — 5.56%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03%	2,052,764	2,052,764

TOTAL INVESTMENTS (Cost $27,699,860)	98.39%	$36,339,821
Other Assets In Excess of Liabilities	1.61%	595,832
Net Assets	100.00%	$36,935,653

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
September 30, 2020 (unaudited)

PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars and traded in the U.S.
[2]	Foreign security, par value shown in local currency.
[3]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[4]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $2,040,041, which represents 6% of Net Assets.
[5]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages are stated as a percent of net assets.

INTEREST RATE SWAPS
CENTRALLY CLEARED SWAP CONTRACTS
Clearing Exchange	Notional Amount		Fixed Rate	Floating Rate Index	Payment Frequency	Expiration Date	Value/ Unrealized Appreciation/ (Depreciation)
London Clearing House	USD	5,000,000	0.69%[1]	3-Month LIBOR[1]	Semi-Annual	9/18/2030	$8,215
CENTRALLY CLEARED SWAP CONTRACTS							$8,215
INTEREST RATE SWAPS							$8,215

[1]	Fund Pays the fixed rate and receives the floating rate.

USD — United States Dollar

LIBOR — London Interbank Offered Rate
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 98.36%
EUROPE — 58.50%
United Kingdom — 17.82%
ASOS PLC *	37,738	$2,507,804
B&M European Value Retail SA	519,035	3,313,188
Bellway PLC	31,138	944,606
Codemasters Group Holdings PLC *	349,000	1,643,712
ConvaTec Group PLC [1]	1,043,373	2,407,214
Cranswick PLC	45,016	2,106,213
Electrocomponents PLC	333,300	3,064,275
Endava PLC - SP ADR 2,*	40,312	2,545,703
Fevertree Drinks PLC	91,189	2,725,138
Halfords Group PLC	496,000	1,160,985
JD Sports Fashion PLC	212,265	2,216,915
Kingfisher PLC	777,414	2,976,305
OneSavings Bank PLC *	498,600	1,794,998
Pets at Home Group PLC	314,400	1,715,241
Provident Financial PLC *	443,300	1,109,704
Serco Group PLC *	1,155,168	1,896,006
Spirax-Sarco Engineering PLC	15,146	2,162,504
Stock Spirits Group PLC	529,050	1,471,132
The Weir Group PLC	241,310	3,899,964
Vesuvius PLC *	446,401	2,277,558
		43,939,165
Germany — 9.58%
Befesa SA [1]	58,686	2,353,179
Covestro AG [1]	49,500	2,457,836
Duerr AG	80,124	2,466,901
DWS Group GmbH & Co. KGaA 1,*	64,781	2,232,623
Flatex AG *	46,234	2,311,931
Hornbach Holding AG & Co. KGaA	35,894	4,191,559
Puma SE *	27,956	2,519,241
Scout24 AG [1]	29,125	2,543,997
TAG Immobilien AG *	84,133	2,539,039
		23,616,306
Netherlands — 5.28%
Alfen Beheer BV 1,*	39,398	2,508,236
Argenx SE *	9,923	2,617,700
BE Semiconductor Industries NV	39,392	1,689,915
OCI NV *	136,031	1,749,600
PostNL NV *	1,454,790	4,448,384
		13,013,835
Sweden — 5.07%
BHG Group AB *	118,237	1,666,119
Boozt AB 1,*	145,666	2,029,859
Elekta AB - B	192,500	2,429,934
	Shares, Principal Amount, or Number of Contracts	Value
Mekonomen AB *	180,606	$1,880,504
NetEnt AB *	199,515	1,704,238
Tele2 AB - B	197,629	2,798,099
		12,508,753
Finland — 4.95%
Huhtamaki OYJ	42,207	2,087,303
Konecranes OYJ	72,497	2,274,576
Metso Outotec OYJ	728,352	5,119,468
Tokmanni Group Corp.	153,567	2,711,548
		12,192,895
France — 4.35%
Coface SA *	304,148	2,128,892
Maisons du Monde SA 1,*	83,100	1,251,009
Trigano SA	25,906	4,003,226
Virbac SA *	14,406	3,337,526
		10,720,653
Switzerland — 3.97%
Bachem Holding AG	5,054	2,148,245
Belimo Holding AG	163	1,231,725
Comet Holding AG	12,394	1,902,732
Softwareone Holding AG *	127,995	3,578,385
Tecan Group AG	1,865	929,412
		9,790,499
Denmark — 2.53%
Ascendis Pharma A/S - ADR 2,*	9,343	1,441,812
Netcompany Group A/S 1,*	27,742	2,300,219
Royal Unibrew A/S	24,202	2,498,753
		6,240,784
Ireland — 1.74%
James Hardie Industries PLC	180,130	4,275,660
Spain — 0.98%
Masmovil Ibercom SA *	91,149	2,404,522
Belgium — 0.94%
bpost SA	263,600	2,322,570
Austria — 0.73%
BAWAG Group AG 1,*	49,743	1,796,292
Italy — 0.53%
FinecoBank Banca Fineco SpA *	95,396	1,314,762
Norway — 0.03%
Pexip Holding ASA *	9,000	80,423
Total EUROPE (Cost $118,169,073)		144,217,119
FAR EAST — 29.88%
Japan — 18.24%
ASKUL Corp.	93,725	3,808,008
Capcom Co. Ltd.	26,500	1,472,432
CKD Corp.	118,449	1,925,014

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Freee KK *	21,300	$1,605,604
Fujitec Co. Ltd.	103,250	2,197,850
Harmonic Drive Systems, Inc.	29,677	1,896,582
Ibiden Co. Ltd.	80,900	2,723,131
Lasertec Corp.	15,206	1,241,394
MINEBEA MITSUMI, Inc.	106,254	2,004,887
MonotaRO Co. Ltd.	25,120	1,243,317
Nabtesco Corp.	80,727	2,920,149
Nichias Corp.	77,530	1,824,581
Oisix ra daichi, Inc. *	84,200	2,710,463
SCSK Corp.	31,405	1,747,948
Square Enix Holdings Co. Ltd.	52,777	3,482,937
Sugi Holdings Co. Ltd.	32,978	2,326,424
Takeuchi Manufacturing Co. Ltd.	69,400	1,370,035
TechnoPro Holdings, Inc.	28,387	1,754,926
THK Co. Ltd.	79,423	1,979,833
Tokyo Tatemono Co. Ltd.	163,355	1,987,242
Tokyotokeiba Co. Ltd.	54,500	2,754,326
		44,977,083
South Korea — 4.42%
Cafe24 Corp. *	31,700	1,617,513
Douzone Bizon Co. Ltd.	20,068	1,788,300
Hankook Tire & Technology Co. Ltd.	100,700	2,713,544
Hanssem Co. Ltd.	25,000	2,284,981
NHN KCP Corp.	42,600	2,490,293
		10,894,631
Australia — 4.06%
Bigtincan Holdings Ltd. *	1,562,100	1,499,265
Elmo Software Ltd. *	257,008	971,953
Megaport Ltd. *	110,754	1,276,380
NEXTDC Ltd. *	529,337	4,655,810
Temple & Webster Group Ltd. *	181,878	1,606,231
		10,009,639
Taiwan — 1.69%
Giant Manufacturing Co. Ltd.	317,589	2,988,157
Hiwin Technologies Corp.	118,868	1,169,720
		4,157,877
China — 1.47%
Li Ning Co. Ltd.	779,814	3,622,338
Total FAR EAST (Cost $53,967,649)		73,661,568
NORTH AMERICA — 8.33%
Canada — 7.97%
Altus Group Ltd.	34,100	1,416,960
AutoCanada, Inc.	269,000	3,662,626
Boardwalk REIT	47,770	984,782
	Shares, Principal Amount, or Number of Contracts	Value
Canada Goose Holdings, Inc. 2,*	82,500	$2,654,025
Empire Co. Ltd. - A	58,990	1,712,263
K92 Mining, Inc. *	217,900	1,135,689
Methanex Corp.	54,151	1,320,478
Parkland Corp.	134,282	3,550,801
Ritchie Bros Auctioneers, Inc.	32,100	1,903,749
Xebec Adsorption, Inc. *	418,665	1,314,273
		19,655,646
Mexico — 0.36%
Grupo Cementos de Chihuahua SAB de CV	190,586	884,600
Total NORTH AMERICA (Cost $20,065,559)		20,540,246
MIDDLE EAST — 1.20%
Israel — 1.20%
Kornit Digital Ltd. 2,*	29,704	1,926,899
Nice Ltd. - SP ADR 2,*	4,598	1,043,884
		2,970,783
Total MIDDLE EAST (Cost $2,012,071)		2,970,783
SOUTH AMERICA — 0.45%
Brazil — 0.45%
Rumo SA *	327,893	1,114,015
Total SOUTH AMERICA (Cost $1,352,895)		1,114,015
Total COMMON STOCKS (Cost $195,567,247)		242,503,731
PREFERRED STOCKS — 0.67%
EUROPE — 0.67%
Germany — 0.67%
Jungheinrich AG, 1.51%[3]	47,364	1,634,860
Total EUROPE (Cost $815,300)		1,634,860
Total PREFERRED STOCKS (Cost $815,300)		1,634,860

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 2.04%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03%	5,031,922	$5,031,922

TOTAL INVESTMENTS (Cost $201,414,469)	101.07%	$249,170,513
Other Liabilities in Excess of Assets	(1.07)%	(2,630,872)
Net Assets	100.00%	$246,539,641

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $21,880,464, which represents 9% of Net Assets.
[2]	Foreign security denominated in U.S. dollars and traded in the U.S.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.28%
HEALTH CARE — 32.10%
Biotechnology — 15.76%
Aeglea BioTherapeutics, Inc.*	36,513	$258,877
Albireo Pharma, Inc.*	14,676	489,738
Apellis Pharmaceuticals, Inc.*	42,818	1,291,819
Applied Therapeutics, Inc.*	58,500	1,214,460
Black Diamond Therapeutics, Inc.*	41,820	1,264,219
Castle Biosciences, Inc.*	59,675	3,070,279
Celldex Therapeutics, Inc.*	51,780	767,897
Crinetics Pharmaceuticals, Inc.*	66,889	1,048,151
Cytokinetics, Inc.*	217,144	4,701,168
Gamida Cell Ltd.*	105,486	437,767
Immunovant, Inc.*	74,536	2,622,922
Merus NV*	84,170	1,010,040
Mirati Therapeutics, Inc.*	10,384	1,724,263
Natera, Inc.*	68,381	4,939,843
Relay Therapeutics, Inc.*	65,688	2,797,652
SpringWorks Therapeutics, Inc.*	72,346	3,448,734
Trillium Therapeutics, Inc.*	38,526	547,454
Turning Point Therapeutics, Inc.*	28,477	2,487,751
Twist Bioscience Corp.*	54,853	4,167,182
Xenon Pharmaceuticals, Inc.*	50,765	561,968
Y-mAbs Therapeutics, Inc.*	41,343	1,587,158
		40,439,342
Health Care Equipment & Supplies — 6.91%
Alphatec Holdings, Inc.*	222,080	1,474,611
Axonics Modulation Technologies, Inc.*	47,021	2,399,952
CryoPort, Inc.*	19,788	937,951
GenMark Diagnostics, Inc.*	103,049	1,463,296
Inari Medical, Inc.*	15,435	1,065,324
OrthoPediatrics Corp.*	62,862	2,886,623
SeaSpine Holdings Corp.*	107,437	1,536,349
SI-BONE, Inc.*	92,002	2,182,287
Tandem Diabetes Care, Inc.*	33,193	3,767,406
		17,713,799
Pharmaceuticals — 3.77%
MyoKardia, Inc.*	38,279	5,218,576
Odonate Therapeutics, Inc.*	85,406	1,147,003
PMV Pharmaceuticals, Inc.*	34,968	1,241,364
Revance Therapeutics, Inc.*	65,369	1,643,377
scPharmaceuticals, Inc.*	57,061	425,104
		9,675,424
Health Care Technology — 2.63%
Inspire Medical Systems, Inc.*	33,934	4,379,183
Phreesia, Inc.*	45,952	1,476,438
	Shares, Principal Amount, or Number of Contracts	Value
Schrodinger, Inc.*	18,649	$886,014
		6,741,635
Life Sciences Tools & Services — 1.67%
NeoGenomics, Inc.*	56,646	2,089,671
Quanterix Corp.*	65,361	2,205,280
		4,294,951
Health Care Providers & Services — 1.36%
AdaptHealth Corp.*	62,112	1,354,663
Fulgent Genetics, Inc.*	22,641	906,545
Owens & Minor, Inc.	48,955	1,229,260
		3,490,468
Total HEALTH CARE (Cost $45,913,447)		82,355,619
CONSUMER DISCRETIONARY — 22.57%
Specialty Retail — 6.39%
At Home Group, Inc.*	142,696	2,120,463
Camping World Holdings, Inc. - A	57,582	1,713,064
GameStop Corp. - A*	143,667	1,465,403
GrowGeneration Corp.*	214,344	3,425,217
MarineMax, Inc.*	39,003	1,001,207
OneWater Marine, Inc. - A*	55,922	1,145,842
Sonic Automotive, Inc. - A	86,660	3,480,266
Sportsman's Warehouse Holdings, Inc.*	143,782	2,057,520
		16,408,982
Household Durables — 5.89%
Century Communities, Inc.*	84,867	3,592,420
Installed Building Products, Inc.*	30,535	3,106,936
LGI Homes, Inc.*	24,327	2,826,068
Purple Innovation, Inc.*	106,660	2,651,568
Skyline Champion Corp.*	40,584	1,086,434
The Lovesac Co.*	66,527	1,843,463
		15,106,889
Leisure Products — 3.30%
Malibu Boats, Inc. - A*	48,460	2,401,677
Nautilus, Inc.*	178,467	3,062,494
Vista Outdoor, Inc.*	148,365	2,994,006
		8,458,177
Internet & Catalog Retail — 2.08%
CarParts.com, Inc.*	228,543	2,470,550
Fiverr International Ltd.*	12,927	1,796,595
Overstock.com, Inc.*	14,596	1,060,399
		5,327,544
Hotels, Restaurants & Leisure — 1.54%
El Pollo Loco Holdings, Inc.*	82,448	1,335,658
GAN Ltd.*	56,840	960,596

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Twin River Worldwide Holdings, Inc.	63,127	$1,658,346
		3,954,600
Auto Components — 1.50%
Fox Factory Holding Corp.*	36,116	2,684,502
XPEL, Inc.*	44,319	1,155,840
		3,840,342
Textiles, Apparel & Luxury Goods — 1.00%
Crocs, Inc.*	60,284	2,575,935
Diversified Consumer Services — 0.46%
Aspen Group, Inc.*	105,724	1,180,937
Automobiles — 0.41%
Winnebago Industries, Inc.	20,345	1,051,226
Total CONSUMER DISCRETIONARY (Cost $35,524,402)		57,904,632
INFORMATION TECHNOLOGY — 16.74%
Software — 6.09%
Avaya Holdings Corp.*	84,416	1,283,123
ChannelAdvisor Corp.*	256,145	3,706,418
Digital Turbine, Inc.*	75,313	2,465,747
Domo, Inc. - B*	61,811	2,369,216
Everbridge, Inc.*	10,005	1,257,929
Five9, Inc.*	12,963	1,681,042
Model N, Inc.*	36,619	1,291,918
SVMK, Inc.*	71,242	1,575,161
		15,630,554
Semiconductors & Semiconductor Equipment — 5.54%
FormFactor, Inc.*	49,635	1,237,401
Inphi Corp.*	21,872	2,455,132
SiTime Corp.*	88,770	7,459,343
Ultra Clean Holdings, Inc.*	142,740	3,063,200
		14,215,076
IT Services — 3.76%
Endava PLC - SP ADR1,*	50,368	3,180,739
Grid Dynamics Holdings, Inc.*	131,393	1,015,668
I3 Verticals, Inc. - A*	50,103	1,265,101
Limelight Networks, Inc.*	535,234	3,082,948
Repay Holdings Corp.*	47,339	1,112,466
		9,656,922
Electronic Equipment, Instruments & Components — 0.86%
nLight, Inc.*	94,086	2,209,139
Communications Equipment — 0.49%
Calix, Inc.*	69,962	1,243,925
Total INFORMATION TECHNOLOGY (Cost $27,550,535)		42,955,616
	Shares, Principal Amount, or Number of Contracts	Value
INDUSTRIALS — 10.04%
Electrical Equipment — 3.39%
Bloom Energy Corp. - A*	124,912	$2,244,669
Plug Power, Inc.*	132,903	1,782,229
TPI Composites, Inc.*	69,105	2,001,281
Vicor Corp.*	34,226	2,660,387
		8,688,566
Building Products — 1.70%
Griffon Corp.	51,392	1,004,200
Masonite International Corp.*	20,036	1,971,542
PGT Innovations, Inc.*	79,701	1,396,362
		4,372,104
Machinery — 1.31%
Chart Industries, Inc.*	22,738	1,597,799
The Shyft Group, Inc.	93,706	1,769,169
		3,366,968
Professional Services — 0.90%
Upwork, Inc.*	133,098	2,321,229
Trading Companies & Distributors — 0.75%
BMC Stock Holdings, Inc.*	44,813	1,919,341
Commercial Services & Supplies — 0.70%
Montrose Environmental Group, Inc.*	75,436	1,796,885
Construction & Engineering — 0.50%
Ameresco, Inc. - A*	38,473	1,284,998
Road & Rail — 0.43%
ArcBest Corp.	35,118	1,090,765
Air Freight & Logistics — 0.36%
Echo Global Logistics, Inc.*	35,391	912,026
Total INDUSTRIALS (Cost $18,131,447)		25,752,882
FINANCIALS — 9.45%
Insurance — 5.85%
BRP Group, Inc. - A*	133,168	3,317,215
Goosehead Insurance, Inc. - A	28,619	2,478,119
James River Group Holdings Ltd.	51,930	2,312,443
Kinsale Capital Group, Inc.	9,466	1,800,244
Palomar Holdings, Inc.*	38,138	3,975,505
Trean Insurance Group, Inc.*	73,732	1,124,413
		15,007,939
Banks — 1.53%
Live Oak Bancshares, Inc.	92,673	2,347,407
Triumph Bancorp, Inc.*	50,562	1,574,501
		3,921,908
Capital Markets — 1.27%
Open Lending Corp. - A*	75,039	1,913,495
StepStone Group, Inc. - A*	50,376	1,340,505
		3,254,000

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Thrifts & Mortgage Finance — 0.80%
NMI Holdings, Inc. - A*	115,570	$2,057,146
Total FINANCIALS (Cost $13,942,510)		24,240,993
CONSUMER STAPLES — 3.39%
Food Products — 1.32%
Freshpet, Inc.*	17,978	2,007,244
Laird Superfood, Inc.*	30,049	1,378,347
		3,385,591
Beverages — 1.10%
Celsius Holdings, Inc.*	124,698	2,831,892
Tobacco — 0.68%
Turning Point Brands, Inc.	62,356	1,739,733
Personal Products — 0.29%
elf Beauty, Inc.*	40,663	746,979
Total CONSUMER STAPLES (Cost $4,987,377)		8,704,195
COMMUNICATION SERVICES — 2.75%
Diversified Telecommunication Services — 2.22%
Bandwidth, Inc. - A*	32,592	5,689,585
Media — 0.53%
Cardlytics, Inc.*	19,268	1,359,743
Total COMMUNICATION SERVICES (Cost $3,155,533)		7,049,328
UTILITIES — 1.47%
Independent Power & Renewable Electricity Producers — 1.47%
Sunnova Energy International, Inc.*	124,135	3,774,946
Total UTILITIES (Cost $1,708,864)		3,774,946
	Shares, Principal Amount, or Number of Contracts	Value
MATERIALS — 0.77%
Construction Materials — 0.47%
Forterra, Inc.*	102,068	$1,206,444
Metals & Mining — 0.30%
Arconic Corp.*	39,515	752,760
Total MATERIALS (Cost $2,232,633)		1,959,204
Total COMMON STOCKS (Cost $153,146,748)		254,697,415

TOTAL INVESTMENTS (Cost $153,146,748)	99.28%	$254,697,415
Other Assets In Excess of Liabilities	0.72%	1,858,495
Net Assets	100.00%	$256,555,910

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated in U.S. dollars and traded in the U.S.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.14%
HEALTH CARE — 31.50%
Biotechnology — 17.45%
Apellis Pharmaceuticals, Inc.*	37,333	$1,126,337
Applied Therapeutics, Inc.*	57,298	1,189,506
Argenx SE - ADR1,*	5,759	1,511,853
Ascendis Pharma A/S - ADR1,*	17,211	2,656,002
Black Diamond Therapeutics, Inc.*	46,322	1,400,314
Blueprint Medicines Corp.*	29,575	2,741,602
Cytokinetics, Inc.*	158,058	3,421,956
Emergent BioSolutions, Inc.*	9,039	934,000
Halozyme Therapeutics, Inc.*	90,819	2,386,723
Immunovant, Inc.*	67,742	2,383,841
Invitae Corp.*	126,031	5,463,444
Mirati Therapeutics, Inc.*	11,776	1,955,405
Natera, Inc.*	75,455	5,450,869
Relay Therapeutics, Inc.*	72,394	3,083,260
SpringWorks Therapeutics, Inc.*	93,036	4,435,026
Trillium Therapeutics, Inc.1,*	77,364	1,099,342
Turning Point Therapeutics, Inc.*	31,691	2,768,526
Twist Bioscience Corp.*	29,077	2,208,980
		46,216,986
Health Care Equipment & Supplies — 4.20%
AtriCure, Inc.*	29,156	1,163,324
Inari Medical, Inc.*	16,724	1,154,291
OrthoPediatrics Corp.*	33,225	1,525,692
SI-BONE, Inc.*	91,883	2,179,465
Tandem Diabetes Care, Inc.*	44,928	5,099,328
		11,122,100
Pharmaceuticals — 3.69%
Intra-Cellular Therapies, Inc.*	37,154	953,372
MyoKardia, Inc.*	36,768	5,012,581
Pacira BioSciences, Inc.*	41,956	2,522,395
Revance Therapeutics, Inc.*	51,695	1,299,612
		9,787,960
Health Care Technology — 2.39%
Inspire Medical Systems, Inc.*	31,842	4,109,210
Teladoc Health, Inc.*	10,159	2,227,259
		6,336,469
Life Sciences Tools & Services — 2.33%
10X Genomics, Inc. - A*	18,997	2,368,546
NeoGenomics, Inc.*	62,543	2,307,211
Repligen Corp.*	10,120	1,493,105
		6,168,862
Health Care Providers & Services — 1.44%
AdaptHealth Corp.*	81,411	1,775,574
	Shares, Principal Amount, or Number of Contracts	Value
Guardant Health, Inc.*	18,212	$2,035,737
		3,811,311
Total HEALTH CARE (Cost $51,658,714)		83,443,688
INFORMATION TECHNOLOGY — 18.91%
Software — 8.77%
2U, Inc.*	28,232	955,935
Avaya Holdings Corp.*	87,304	1,327,021
ChannelAdvisor Corp.*	118,822	1,719,354
Coupa Software, Inc.*	5,474	1,501,190
Elastic NV*	16,763	1,808,560
Everbridge, Inc.*	10,153	1,276,537
Five9, Inc.*	32,990	4,278,143
LivePerson, Inc.*	27,583	1,434,040
Q2 Holdings, Inc.*	19,400	1,770,444
RingCentral, Inc. - A*	9,739	2,674,427
Unity Software, Inc.*	17,670	1,542,238
Zscaler, Inc.*	20,866	2,935,638
		23,223,527
Semiconductors & Semiconductor Equipment — 6.00%
Inphi Corp.*	25,741	2,889,427
Lattice Semiconductor Corp.*	89,437	2,590,096
SiTime Corp.*	59,582	5,006,675
Synaptics, Inc.*	51,029	4,103,752
Ultra Clean Holdings, Inc.*	60,824	1,305,283
		15,895,233
IT Services — 3.60%
Endava PLC - SP ADR1,*	62,621	3,954,516
EPAM System, Inc.*	4,293	1,387,841
Fastly, Inc. - A*	30,661	2,872,323
Repay Holdings Corp.*	56,212	1,320,982
		9,535,662
Electronic Equipment, Instruments & Components — 0.54%
nLight, Inc.*	61,205	1,437,093
Total INFORMATION TECHNOLOGY (Cost $31,792,134)		50,091,515
CONSUMER DISCRETIONARY — 17.42%
Household Durables — 3.65%
LGI Homes, Inc.*	31,372	3,644,485
Purple Innovation, Inc.*	74,265	1,846,228
TopBuild Corp.*	24,499	4,181,735
		9,672,448
Hotels, Restaurants & Leisure — 3.02%
Brinker International, Inc.	29,290	1,251,269
Caesars Entertainment, Inc.*	59,582	3,340,167
Churchill Downs, Inc.	9,767	1,600,030

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Wingstop, Inc.	13,338	$1,822,637
		8,014,103
Leisure Products — 2.58%
BRP, Inc.[1]	70,076	3,701,414
Malibu Boats, Inc. - A*	20,441	1,013,056
YETI Holdings, Inc.*	46,736	2,118,076
		6,832,546
Specialty Retail — 2.41%
Bed Bath & Beyond, Inc.	70,776	1,060,224
Camping World Holdings, Inc. - A	39,992	1,189,762
Lithia Motors, Inc. - A	10,724	2,444,429
Sonic Automotive, Inc. - A	41,816	1,679,331
		6,373,746
Textiles, Apparel & Luxury Goods — 2.40%
Crocs, Inc.*	88,909	3,799,081
Deckers Outdoor Corp.*	11,586	2,549,036
		6,348,117
Auto Components — 1.29%
Fox Factory Holding Corp.*	45,874	3,409,814
Internet & Catalog Retail — 1.02%
Fiverr International Ltd.1,*	19,366	2,691,487
Diversified Consumer Services — 0.65%
Chegg, Inc.*	24,090	1,720,990
Automobiles — 0.40%
Winnebago Industries, Inc.	20,799	1,074,684
Total CONSUMER DISCRETIONARY (Cost $33,105,326)		46,137,935
INDUSTRIALS — 15.77%
Building Products — 4.66%
Advanced Drainage Systems, Inc.	41,760	2,607,494
Builders FirstSource, Inc.*	91,491	2,984,437
Masonite International Corp.*	25,047	2,464,625
The AZEK Co., Inc.*	70,110	2,440,529
Trex Co., Inc.*	25,685	1,839,046
		12,336,131
Machinery — 4.28%
Altra Industrial Motion Corp.	31,853	1,177,606
Chart Industries, Inc.*	32,760	2,302,045
Colfax Corp.*	60,001	1,881,631
Evoqua Water Technologies Corp.*	85,905	1,822,904
Kornit Digital Ltd.1,*	28,461	1,846,265
The Shyft Group, Inc.	122,981	2,321,881
		11,352,332
Electrical Equipment — 3.09%
Generac Holdings, Inc.*	18,918	3,663,282
	Shares, Principal Amount, or Number of Contracts	Value
Sunrun, Inc.*	22,617	$1,743,092
Vicor Corp.*	35,721	2,776,593
		8,182,967
Aerospace & Defense — 1.31%
Axon Enterprise, Inc.*	17,060	1,547,342
Kratos Defense & Security Solutions, Inc.*	99,481	1,917,994
		3,465,336
Professional Services — 1.25%
Exponent, Inc.	17,911	1,290,129
Upwork, Inc.*	115,324	2,011,251
		3,301,380
Road & Rail — 0.76%
Saia, Inc.*	16,025	2,021,393
Trading Companies & Distributors — 0.42%
SiteOne Landscape Supply, Inc.*	9,107	1,110,599
Total INDUSTRIALS (Cost $30,978,136)		41,770,138
FINANCIALS — 6.38%
Insurance — 2.69%
Kinsale Capital Group, Inc.	18,790	3,573,482
Palomar Holdings, Inc.*	34,148	3,559,588
		7,133,070
Capital Markets — 2.47%
Cohen & Steers, Inc.	19,736	1,100,084
dMY Technology Group, Inc. - A*	162,480	2,073,245
Open Lending Corp. - A*	58,238	1,485,069
PJT Partners, Inc. - A	31,249	1,894,002
		6,552,400
Banks — 0.68%
Triumph Bancorp, Inc.*	57,595	1,793,508
Thrifts & Mortgage Finance — 0.54%
NMI Holdings, Inc. - A*	79,435	1,413,943
Total FINANCIALS (Cost $12,588,214)		16,892,921
COMMUNICATION SERVICES — 3.59%
Diversified Telecommunication Services — 2.19%
Bandwidth, Inc. - A*	33,297	5,812,658
Entertainment — 1.12%
Roku, Inc.*	15,689	2,962,083
Media — 0.28%
Cardlytics, Inc.*	10,646	751,288
Total COMMUNICATION SERVICES (Cost $7,624,335)		9,526,029

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONSUMER STAPLES — 1.71%
Food Products — 0.99%
Freshpet, Inc.*	23,508	$2,624,668
Beverages — 0.72%
The Boston Beer Co., Inc. - A*	2,160	1,908,058
Total CONSUMER STAPLES (Cost $2,063,056)		4,532,726
UTILITIES — 1.52%
Independent Power & Renewable Electricity Producers — 1.52%
Sunnova Energy International, Inc.*	132,461	4,028,139
Total UTILITIES (Cost $2,707,513)		4,028,139
MATERIALS — 1.33%
Metals & Mining — 0.89%
Kirkland Lake Gold Ltd.[1]	48,415	2,359,263
Chemicals — 0.44%
The Scotts Miracle-Gro Co.	7,623	1,165,633
Total MATERIALS (Cost $2,959,793)		3,524,896
REAL ESTATE — 1.01%
Real Estate Management & Development — 1.01%
Redfin Corp.*	53,537	2,673,102
Total REAL ESTATE (Cost $1,243,410)		2,673,102
Total COMMON STOCKS (Cost $176,720,631)		262,621,089
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 0.99%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03%	2,617,509	$2,617,509

TOTAL INVESTMENTS (Cost $179,338,140)	100.13%	$265,238,598
Other Liabilities in Excess of Assets	(0.13)%	(355,818)
Net Assets	100.00%	$264,882,780

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated in U.S. dollars and traded in the U.S.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 98.81%
HEALTH CARE — 27.83%
Biotechnology — 12.29%
Alnylam Pharmaceuticals, Inc.*	748	$108,909
Argenx SE - ADR1,*	290	76,131
Ascendis Pharma A/S - ADR1,*	1,081	166,820
Blueprint Medicines Corp.*	1,456	134,971
Halozyme Therapeutics, Inc.*	1,907	50,116
Invitae Corp.*	5,207	225,723
Moderna, Inc.*	787	55,680
Natera, Inc.*	2,454	177,277
Relay Therapeutics, Inc.*	1,419	60,435
Sarepta Therapeutics, Inc.*	445	62,491
Seattle Genetics, Inc.*	800	156,552
SpringWorks Therapeutics, Inc.*	1,209	57,633
Turning Point Therapeutics, Inc.*	674	58,881
		1,391,619
Health Care Equipment & Supplies — 6.53%
DexCom, Inc.*	367	151,289
Insulet Corp.*	509	120,424
Intuitive Surgical, Inc.*	147	104,302
Penumbra, Inc.*	203	39,459
Quidel Corp.*	503	110,348
Tandem Diabetes Care, Inc.*	1,883	213,721
		739,543
Pharmaceuticals — 3.97%
Horizon Therapeutics PLC*	1,466	113,879
MyoKardia, Inc.*	1,676	228,489
Pacira BioSciences, Inc.*	1,778	106,893
		449,261
Life Sciences Tools & Services — 2.31%
10X Genomics, Inc. - A*	864	107,724
Medpace Holdings, Inc.*	838	93,646
Repligen Corp.*	407	60,049
		261,419
Health Care Technology — 1.92%
GoodRx Holdings, Inc. - A*	1,337	74,337
Teladoc Health, Inc.*	649	142,287
		216,624
Health Care Providers & Services — 0.81%
Guardant Health, Inc.*	823	91,995
Total HEALTH CARE (Cost $2,872,117)		3,150,461
INFORMATION TECHNOLOGY — 23.59%
Software — 11.52%
Coupa Software, Inc.*	295	80,901
Datadog, Inc. - A*	913	93,272
	Shares, Principal Amount, or Number of Contracts	Value
DocuSign, Inc.*	432	$92,984
Elastic NV*	713	76,926
Everbridge, Inc.*	435	54,693
Five9, Inc.*	1,533	198,799
LivePerson, Inc.*	1,174	61,036
Palantir Technologies, Inc. - A*	3,860	36,670
RingCentral, Inc. - A*	830	227,926
Unity Software, Inc.*	1,578	137,728
Zscaler, Inc.*	1,729	243,253
		1,304,188
Semiconductors & Semiconductor Equipment — 6.29%
Enphase Energy, Inc.*	683	56,409
Inphi Corp.*	1,290	144,802
Lattice Semiconductor Corp.*	2,617	75,788
MKS Instruments, Inc.	359	39,214
Monolithic Power Systems, Inc.	434	121,351
Qorvo, Inc.*	543	70,052
Synaptics, Inc.*	1,969	158,347
Teradyne, Inc.	575	45,690
		711,653
IT Services — 5.05%
Endava PLC - SP ADR1,*	1,324	83,611
EPAM System, Inc.*	233	75,324
Fastly, Inc. - A*	1,395	130,683
MongoDB, Inc.*	704	162,983
Snowflake, Inc. - A*	476	119,476
		572,077
Electronic Equipment, Instruments & Components — 0.73%
Trimble, Inc.*	1,707	83,131
Total INFORMATION TECHNOLOGY (Cost $2,467,097)		2,671,049
CONSUMER DISCRETIONARY — 18.65%
Textiles, Apparel & Luxury Goods — 3.38%
Crocs, Inc.*	3,092	132,121
Deckers Outdoor Corp.*	495	108,905
Hanesbrands, Inc.	4,074	64,166
Lululemon Athletica, Inc.*	236	77,731
		382,923
Specialty Retail — 3.17%
Carvana Co.*	629	140,305
Floor & Decor Holdings, Inc. - A*	1,454	108,759
Lithia Motors, Inc. - A	485	110,551
		359,615
Hotels, Restaurants & Leisure — 3.15%
Caesars Entertainment, Inc.*	3,384	189,707
Chipotle Mexican Grill, Inc.*	63	78,354

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Churchill Downs, Inc.	539	$88,299
		356,360
Leisure Products — 3.07%
BRP, Inc.	3,116	164,587
Peloton Interactive, Inc. - A*	1,346	133,577
YETI Holdings, Inc.*	1,096	49,671
		347,835
Household Durables — 2.09%
D.R. Horton, Inc.	2,240	169,411
TopBuild Corp.*	395	67,423
		236,834
Auto Components — 1.14%
Fox Factory Holding Corp.*	1,731	128,665
Internet & Catalog Retail — 1.09%
Chewy, Inc - A*	1,052	57,681
Wayfair, Inc. - A*	225	65,477
		123,158
Distributors — 0.81%
Pool Corp.	273	91,329
Diversified Consumer Services — 0.75%
Chegg, Inc.*	1,186	84,728
Total CONSUMER DISCRETIONARY (Cost $1,876,641)		2,111,447
INDUSTRIALS — 15.10%
Building Products — 3.77%
Builders FirstSource, Inc.*	1,701	55,487
Carrier Global Corp.	2,533	77,358
Fortune Brands Home & Security, Inc.	1,323	114,466
The AZEK Co., Inc.*	2,993	104,186
Trex Co., Inc.*	1,056	75,609
		427,106
Professional Services — 2.97%
Clarivate PLC*	7,300	226,227
CoStar Group, Inc.*	69	58,547
Dun & Bradstreet Holdings, Inc.*	2,021	51,859
		336,633
Machinery — 2.46%
Colfax Corp.*	1,404	44,030
Graco, Inc.	1,521	93,313
Nordson Corp.	273	52,367
The Toro Co.	1,054	88,483
		278,193
Electrical Equipment — 2.01%
Generac Holdings, Inc.*	665	128,771
Sunrun, Inc.*	535	41,232
	Shares, Principal Amount, or Number of Contracts	Value
Vicor Corp.*	733	$56,976
		226,979
Road & Rail — 1.52%
Kansas City Southern	397	71,789
Old Dominion Freight Line, Inc.	553	100,049
		171,838
Trading Companies & Distributors — 0.90%
United Rentals, Inc.*	583	101,734
Aerospace & Defense — 0.57%
Axon Enterprise, Inc.*	711	64,488
Commercial Services & Supplies — 0.47%
Ritchie Bros Auctioneers, Inc.	904	53,562
Air Freight & Logistics — 0.43%
XPO Logistics, Inc.*	574	48,595
Total INDUSTRIALS (Cost $1,551,323)		1,709,128
COMMUNICATION SERVICES — 6.57%
Entertainment — 2.42%
Roku, Inc.*	1,452	274,138
Interactive Media & Services — 2.26%
Pinterest, Inc. - A*	1,080	44,831
Snap, Inc. - A*	4,184	109,244
Zillow Group, Inc. - A*	997	101,235
		255,310
Diversified Telecommunication Services — 1.89%
Bandwidth, Inc. - A*	1,227	214,197
Total COMMUNICATION SERVICES (Cost $664,699)		743,645
FINANCIALS — 2.92%
Insurance — 1.58%
Kinsale Capital Group, Inc.	942	179,150
Capital Markets — 1.34%
MarketAxess Holdings, Inc.	110	52,975
MSCI, Inc.	276	98,471
		151,446
Total FINANCIALS (Cost $316,576)		330,596
MATERIALS — 2.46%
Chemicals — 1.59%
FMC Corp.	1,003	106,228
The Scotts Miracle-Gro Co.	480	73,397
		179,625
Metals & Mining — 0.87%
Kirkland Lake Gold Ltd.	2,033	99,068
Total MATERIALS (Cost $266,332)		278,693

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONSUMER STAPLES — 1.07%
Food Products — 0.63%
Beyond Meat, Inc.*	432	$71,738
Beverages — 0.44%
The Boston Beer Co., Inc. - A*	56	49,468
Total CONSUMER STAPLES (Cost $116,825)		121,206
UTILITIES — 0.62%
Independent Power & Renewable Electricity Producers — 0.62%
Sunnova Energy International, Inc.*	2,324	70,673
Total UTILITIES (Cost $69,361)		70,673
Total COMMON STOCKS (Cost $10,200,971)		11,186,898
SHORT TERM INVESTMENTS — 44.23%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03%	5,007,869	5,007,869

TOTAL INVESTMENTS (Cost $15,208,840)	143.04%	$16,194,767
Other Liabilities in Excess of Assets	(43.04)%	(4,872,608)
Net Assets	100.00%	$11,322,159

ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated in U.S. dollars and traded in the U.S.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONVERTIBLE CORPORATE BONDS — 0.65%
Pharmaceuticals — 0.65%
Cytokinetics, Inc. 4.00%, 11/15/26[1]	$350,000	$775,028
Total CONVERTIBLE CORPORATE BONDS (Cost $350,000)		775,028
CORPORATE BONDS — 17.33%
Banks — 4.70%
JPMorgan Chase & Co. 3.74%, (3-Month USD Libor + 347 basis points), 1/30/21[1,2,3]	3,773,000	3,617,806
USB Realty Corp. 1.42%, (3-Month USD Libor + 115 basis points), 1/15/22[1,2,3,4]	2,428,000	1,966,680
		5,584,486
Diversified Financial Services — 0.94%
ILFC E-Capital Trust I 2.98%, 12/21/65[1,3,4,5]	2,189,000	1,116,390
Insurance — 1.98%
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/25[1,4]	2,092,000	2,345,655
Lodging — 1.39%
Arrow Bidco LLC 9.50%, 3/15/24[1,4]	1,985,000	1,647,550
Oil & Gas — 0.99%
Transocean Pontus Ltd. 6.13%, 8/1/25[4]	1,314,300	1,175,247
Telecommunications — 6.61%
Cincinnati Bell, Inc. 7.00%, 7/15/24[4]	1,674,000	1,723,199
Consolidated Communications, Inc. 6.50%, 10/1/22[1]	1,436,000	1,435,210
Consolidated Communications, Inc. 6.50%, 10/1/28[4]	3,450,000	3,519,000
HC2 Holdings, Inc. 11.50%, 12/1/21[4]	1,229,500	1,171,099
		7,848,508
Trucking & Leasing — 0.72%
Fortress Transportation and Infrastructure Investors LLC 9.75%, 8/1/27[4]	800,000	856,500
Total CORPORATE BONDS (Cost $20,588,992)		20,574,336
COMMON STOCKS — 47.25%
Auto Parts & Equipment — 1.57%
Velodyne Lidar, Inc.*	100,000	1,869,000
	Shares, Principal Amount, or Number of Contracts	Value
Banks — 1.31%
HarborOne Bancorp, Inc.	$192,787	$1,555,791
Biotechnology — 12.67%
Argenx SE - ADR*,1,6	4,335	1,138,024
Ascendis Pharma A/S - ADR*,1,6	9,653	1,489,651
Black Diamond Therapeutics, Inc.*	28,947	875,068
Crinetics Pharmaceuticals, Inc.*	60,631	950,088
Gamida Cell Ltd.*,6	205,628	853,356
Immunomedics, Inc.*	47,000	3,996,410
Orchard Therapeutics PLC*,6	100,065	411,267
Relay Therapeutics, Inc.*	86,576	3,687,272
SpringWorks Therapeutics, Inc.*	16,668	794,563
Sutro Biopharma, Inc.*	8,054	80,943
Trillium Therapeutics, Inc.*,6	53,433	759,283
		15,035,925
Electric — 1.74%
Vistra Corp.	109,432	2,063,888
Healthcare - Services — 1.25%
SI-BONE, Inc.*,1	62,555	1,483,805
Healthcare-Products — 2.94%
Alphatec Holdings, Inc.*	57,772	383,606
SeaSpine Holdings Corp.*	91,750	1,312,025
Wright Medical Group NV*,6	58,695	1,792,545
		3,488,176
Holding Companies-Diversified — 6.83%
BCTG Acquisition Corp.*	69,240	750,561
Churchill Capital Corp. IV*	89,800	899,796
Flying Eagle Acquisition Corp. - A*,1	184,048	2,238,024
Landcadia Holdings II, Inc. - A*	79,200	1,138,104
Longview Acquisition Corp.*	88,800	901,320
Panacea Acquisition Corp.*	56,500	678,000
RedBall Acquisition Corp.*	45,600	481,992
Sustainable Opportunities Acquisition Corp. - A*	100,200	1,022,040
		8,109,837
Internet — 1.48%
IAC/InterActiveCorp*	14,667	1,756,813
Pharmaceuticals — 10.00%
AdaptHealth Corp.*,1	142,400	3,105,744
Cytokinetics, Inc.*,1	154,274	3,340,032
Merus NV*,6	19,476	233,712
MyoKardia, Inc.*,1	24,482	3,337,631
Odonate Therapeutics, Inc.*,1	104,911	1,408,955
scPharmaceuticals, Inc.*	59,940	446,553
		11,872,627
Real Estate Investment Trusts — 3.61%
Equity Commonwealth	39,646	1,055,773

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
MGM Growth Properties LLC - A	$81,306	$2,274,942
Taubman Centers, Inc.	28,556	950,629
		4,281,344
Retail — 0.95%
Tiffany & Co.	9,682	1,121,660
Savings&Loans — 1.99%
Waterstone Financial, Inc.	152,797	2,366,826
Telecommunications — 0.91%
Consolidated Communications Holdings, Inc.*,1	152,183	865,921
HC2 Holdings, Inc.*,1	90,338	218,618
		1,084,539
Total COMMON STOCKS (Cost $48,079,952)		56,090,231
PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPES) — 3.25%
Healthcare - Services — 3.25%
Invitae Corp. *,^,7		3,863,503
Total PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPES) (Cost $2,500,000)		3,863,503
CONVERTIBLE PREFERRED STOCKS — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow - B*,^	25,000	0
General Motors Corp. Senior Convertible Preferred Escrow - C*,^	162,750	0
Total CONVERTIBLE PREFERRED STOCKS (Cost $1,877)		0
MASTER LIMITED PARTNERSHIPS — 0.52%
Trucking & Leasing — 0.52%
Fortress Transportation and Infrastructure Investors LLC	35,650	610,685
Total MASTER LIMITED PARTNERSHIPS (Cost $598,284)		610,685
PREFERRED STOCKS — 1.08%
Banks — 1.08%
GMAC Capital Trust I 6.07%, (3-Month USD Libor + 579 basis points), 2/15/40[3]	51,360	1,283,486
Total PREFERRED STOCKS (Cost $1,048,546)		1,283,486
	Shares, Principal Amount, or Number of Contracts	Value
PRIVATE PREFERRED STOCKS — 1.31%
Biotechnology — 1.31%
Elevation Oncology, Inc.*,^	$1,550,000	$1,550,000
Total PRIVATE PREFERRED STOCKS (Cost $1,550,000)		1,550,000
WARRANTS — 0.19%
Flying Eagle Acquisition Corp. - A, Exp. 2/26/27, Strike $11.50*,1	30,352	98,947
Gores Holdings IV, Inc. - A, Exp. 1/24/25, Strike $11.50*,1	25,000	41,500
Sustainable Opportunities Acquisition Corp., Exp. 6/26/25, Strike $11.50*	50,100	90,180
X4 Pharmaceuticals, Inc., Exp. 4/12/24, Strike $13.20*	5,547	14
Total WARRANTS (Cost $0)		230,641
SHORT TERM INVESTMENTS — 25.94%
Northern Institutional Treasury Portfolio (Premier Class), 0.00%	30,800,805	30,800,805

TOTAL INVESTMENTS (Cost $105,518,456)	97.52%	$115,778,715
Other Assets In Excess of Liabilities	2.48%	2,942,419
Net Assets	100.00%	$118,721,134
INVESTMENT SECURITIES SOLD SHORT — (16.13)%
CORPORATE BONDS — (1.04)%
Advertising — (0.86)%
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.00%, 8/15/27[4]	(1,056,000)	(1,029,600)
Real Estate Investment Trusts — (0.18)%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 4.63%, 6/15/25[4]	(210,000)	(214,200)
Total CORPORATE BONDS (Proceeds $1,212,037)		(1,243,800)
COMMON STOCKS — (0.76)%
Diversified Financial Services — (0.05)%
AerCap Holdings NV*,6	(2,277)	(57,358)
Internet — (0.67)%
ANGI Homeservices, Inc. - A*	(71,872)	(797,420)

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Telecommunications — (0.04)%
Cincinnati Bell, Inc.*	(3,000)	$(45,000)
Total COMMON STOCKS (Proceeds $1,194,713)		(899,778)
EXCHANGE-TRADED FUNDS — (14.33)%
iShares Nasdaq Biotechnology	(28,860)	(3,907,933)
SPDR S&P Biotech	(99,493)	(11,086,505)
SPDR S&P Regional Banking	(56,536)	(2,017,204)
Total EXCHANGE-TRADED FUNDS (Proceeds $14,316,976)		(17,011,642)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $16,723,726)	(16.13)%	$(19,155,220)

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
USD LIBOR	U.S. Dollar London Interbank Offered Rate.

*	Non-income producing security.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
[1]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[2]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[3]	Variable rate security. Rates disclosed as of September 30, 2020.
[4]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $14,277,520, which represents 12% of Net Assets.
[5]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.
[6]	Foreign security denominated in U.S. dollars and traded in the U.S.
[7]	The entire commitment to purchase 148,368 shares for $2,500,001 was unfunded as of September 30, 2020.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CORPORATE BONDS — 42.26%
Agriculture — 1.10%
Vector Group Ltd. 6.13%, 2/1/25[1,2]	$810,000	$807,975
Auto Manufacturers — 1.54%
Navistar International Corp. 9.50%, 5/1/25[1]	1,000,000	1,126,770
Banks — 2.50%
JPMorgan Chase & Co. 3.74%, (3-Month USD Libor + 347 basis points), 1/30/21[2,3,4]	1,915,000	1,836,231
Commercial Services — 1.11%
Nielsen Finance LLC / Nielsen Finance Co. 5.00%, 4/15/22[1]	809,000	811,023
Computers — 2.10%
NCR Corp. 8.12%, 4/15/25[1]	1,300,000	1,436,825
NCR Corp. 5.00%, 10/1/28[1]	100,000	100,080
		1,536,905
Cosmetics/Personal Care — 1.91%
Avon International Operations, Inc. 7.88%, 8/15/22[1,2]	1,386,000	1,402,334
Diversified Financial Services — 1.78%
ILFC E-Capital Trust I 2.98%, 12/21/65[4,5]	1,750,000	892,500
ILFC E-Capital Trust I 2.98%, 12/21/65[1,4,6]	806,000	411,060
		1,303,560
Insurance — 1.88%
Acrisure LLC / Acrisure Finance, Inc. 8.12%, 2/15/24[1,2]	1,318,000	1,380,605
Internet — 4.97%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25%, 12/1/27[1]	1,500,000	1,560,855
Uber Technologies, Inc. 7.50%, 11/1/23[1]	2,000,000	2,083,400
		3,644,255
Investment Companies — 4.16%
Compass Group Diversified Holdings LLC 8.00%, 5/1/26[1]	1,118,000	1,173,900
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24	1,851,000	1,874,137
		3,048,037
Iron/Steel — 1.35%
AK Steel Corp. 7.63%, 10/1/21[2]	1,000,000	992,000
	Shares, Principal Amount, or Number of Contracts	Value
Oil & Gas — 2.00%
Transocean Pontus Ltd. 6.13%, 8/1/25[1,2,7]	$1,638,000	$1,464,700
Oil & Gas Services — 2.34%
Archrock Partners LP / Archrock Partners Finance Corp. 6.87%, 4/1/27[1,2]	1,547,000	1,481,840
Archrock Partners LP / Archrock Partners Finance Corp. 6.25%, 4/1/28[1]	250,000	235,625
		1,717,465
Pharmaceuticals — 2.45%
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25%, 8/15/26[1,2]	1,745,000	1,792,987
Telecommunications — 6.71%
Cincinnati Bell, Inc. 7.00%, 7/15/24[1,2]	2,000,000	2,058,780
Consolidated Communications, Inc. 6.50%, 10/1/22[2]	2,361,000	2,359,702
Zayo Group Holdings, Inc. 4.00%, 3/1/27[1]	250,000	246,056
Zayo Group Holdings, Inc. 6.12%, 3/1/28[1]	250,000	258,050
		4,922,588
Transportation — 1.46%
XPO Logistics, Inc. 6.25%, 5/1/25[1]	1,000,000	1,068,615
Trucking & Leasing — 2.90%
Fortress Transportation and Infrastructure Investors LLC 6.75%, 3/15/22[1,2]	1,070,000	1,053,950
Fortress Transportation and Infrastructure Investors LLC 9.75%, 8/1/27[1]	1,000,000	1,070,625
		2,124,575
Total CORPORATE BONDS (Cost $31,524,234)		30,980,625
FOREIGN ISSUER BONDS — 2.14%
Media — 2.14%
LCPR Senior Secured Financing DAC (Ireland) 6.75%, 10/15/27[1,7]	1,500,000	1,567,500
Total FOREIGN ISSUER BONDS (Cost $1,526,240)		1,567,500
COMMON STOCKS — 2.75%
Holding Companies-Diversified — 2.53%
Artius Acquisition, Inc.*	62,500	649,375

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund
Schedule of Investments
September 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Capstar Special Purpose Acquisition Corp.*	$42,857	$437,291
Churchill Capital Corp. IV*	50,000	501,000
RedBall Acquisition Corp.*	25,000	264,250
		1,851,916
Telecommunications — 0.22%
Consolidated Communications Holdings, Inc.*	28,265	160,828
Total COMMON STOCKS (Cost $1,931,155)		2,012,744
CONVERTIBLE PREFERRED STOCKS — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow - B*,^	475,000	0
General Motors Corp. Senior Convertible Preferred Escrow - C*,^	11,790,650	0
Total CONVERTIBLE PREFERRED STOCKS (Cost $0)		0
PREFERRED STOCKS — 1.84%
Banks — 1.84%
GMAC Capital Trust I 6.07%, (3-Month USD Libor + 579 basis points), 2/15/40[2,4]	53,866	1,346,112
Total PREFERRED STOCKS (Cost $1,406,411)		1,346,112
SHORT TERM INVESTMENTS — 43.76%
Northern Institutional Treasury Portfolio (Premier Class), 0.00%	32,079,442	32,079,442

TOTAL INVESTMENTS (Cost $68,467,482)	92.75%	$67,986,423
Other Assets In Excess of Liabilities	7.25%	5,316,450
Net Assets	100.00%	$73,302,873
INVESTMENT SECURITIES SOLD SHORT — (4.35)%
CORPORATE BONDS — (3.08)%
Advertising — (1.60)%
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.00%, 8/15/27[1]	(1,200,000)	(1,170,000)
Packaging & Containers — (1.48)%
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/27[1]	(1,000,000)	(1,083,125)
Total CORPORATE BONDS (Proceeds $2,136,690)		(2,253,125)
	Shares, Principal Amount, or Number of Contracts	Value
MASTER LIMITED PARTNERSHIPS — (0.26)%
Investment Companies — (0.26)%
Compass Diversified Holdings	$(10,000)	$(190,600)
Total MASTER LIMITED PARTNERSHIPS (Proceeds $182,918)		(190,600)
COMMON STOCKS — (1.01)%
Agriculture — (0.12)%
Vector Group Ltd.	(9,250)	(89,632)
Computers — (0.17)%
NCR Corp.*	(5,500)	(121,770)
Diversified Financial Services — (0.10)%
AerCap Holdings NV*,7	(2,905)	(73,177)
Iron/Steel — (0.10)%
Cleveland-Cliffs, Inc.	(12,000)	(77,040)
Pharmaceuticals — (0.38)%
Herbalife Nutrition Ltd.*	(6,000)	(279,900)
Telecommunications — (0.14)%
Cincinnati Bell, Inc.*	(6,700)	(100,500)
Total COMMON STOCKS (Proceeds $726,473)		(742,019)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $3,046,081)	(4.35)%	$(3,185,744)

LIBOR	London Interbank Offered Rate
USD LIBOR	U.S. Dollar London Interbank Offered Rate.

*	Non-income producing security.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $22,340,430, which represents 30% of Net Assets.
[2]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[3]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[4]	Variable rate security. Rates disclosed as of September 30, 2020.
[5]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 14.5%.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund
Schedule of Investments
September 30, 2020 (unaudited)

[6]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.
[7]	Foreign security denominated in U.S. dollars and traded in the U.S.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited)

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Exchange-traded securities for which no sale was reported are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term US fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-US fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations.
Fixed income securities are generally classified as level 2. Our fair value analysis includes an analysis of the value of any unfunded commitments. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for Emerging Markets Opportunities Fund, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.
Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1 – quoted prices for active markets for identical securities

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of September 30, 2020:
Assets	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$11,142,376	$11,142,376	$—	$—
Europe	136,456,826	136,456,826	—	—
Far East
China	804,938,711	804,938,711	—	—
India	201,951,763	201,951,763	—	—
Indonesia	20,909,085	20,909,085	—	—
Japan	10,541,858	10,541,858	—	—
Malaysia	11,683,398	11,683,398	—	—
Singapore	30,693,394	30,693,394	—	—
South Korea	179,997,389	—	179,997,389	—
Taiwan	179,694,382	179,694,382	—	—
North America	152,609,001	152,609,001	—	—
South America	80,816,883	80,816,883	—	—
Short Term Investments	96,214,543	96,214,543	—	—
Preferred Stocks
South America	14,510,124	14,510,124	—	—
Total	$1,932,159,733	$1,752,162,344	$179,997,389	$—
The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of September 30, 2020:
Assets	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$288,838	$288,838	$—	$—
Europe
Jersey	652,712	652,712	—	—
Poland	1,251,871	1,251,871	—	—
Russia	1,778,322	—	1,778,322	—
Far East
China	23,724,301	23,724,301	—	—
India	11,779,176	11,779,176	—	—
Indonesia	315,722	315,722	—	—
Malaysia	681,139	681,139	—	—
South Korea	5,469,442	—	5,469,442	—
Taiwan	7,882,591	7,882,591	—	—
Thailand	1,063,609	1,063,609	—	—
Vietnam	1,973,290	—	1,973,290	—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
North America	$2,811,363	$2,811,363	$—	$—
South America	1,264,224	1,264,224	—	—
Preferred Stocks
South America	1,938,991	1,938,991	—	—
Short Term Investments	1,700,900	1,700,900	—	—
Total	$64,576,491	$55,355,437	$9,221,054	$—
The following is a summary of the inputs used to value the Emerging Markets Opportunities Fund’s investments as of September 30, 2020:
Assets	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$757,173	$757,173	$—	$—
China	12,085,527	12,085,527	—	—
France	446,548	446,548	—	—
India	2,522,359	2,522,359	—	—
Indonesia	304,964	304,964	—	—
Jersey	332,165	332,165	—	—
Mexico	381,748	381,748	—	—
Netherlands	239,093	239,093	—	—
Poland	597,565	597,565	—	—
Russia	1,229,836	1,229,836	—	—
Singapore	431,928	431,928	—	—
South Africa	418,902	418,902	—	—
South Korea	3,282,357	—	3,282,357	—
Sweden	396,602	396,602	—	—
Taiwan	3,556,516	3,556,516	—	—
United States	1,047,885	1,047,885	—	—
Preferred Stocks	514,977	514,977	—	—
Short Term Investments	2,052,764	2,052,764	—	—
Sovereign Bonds	5,740,912	—	5,740,912	—
Total	$36,339,821	$27,316,552	$9,023,269	$—

Other Financial Instruments
Interest Rate Swaps - Assets	$8,215	$—	$8,215	$—
Total Other Financial Instruments	$8,215	$—	$8,215	$—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of September 30, 2020:
Assets	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe	$144,217,119	$144,217,119	$—	$—
Far East
Australia	10,009,639	10,009,639	—	—
China	3,622,338	3,622,338	—	—
Japan	44,977,083	44,977,083	—	—
South Korea	10,894,631	—	10,894,631	—
Taiwan	4,157,877	4,157,877	—	—
Middle East	2,970,783	2,970,783	—	—
North America	20,540,246	20,540,246	—	—
South America	1,114,015	1,114,015	—	—
Short Term Investments	5,031,922	5,031,922	—	—
Preferred Stocks
Europe	1,634,860	1,634,860	—	—
Total	$249,170,513	$238,275,882	$10,894,631	$—
The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of September 30, 2020:
Assets	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$254,697,415	$254,697,415	$—	$—
Total	$254,697,415	$254,697,415	$—	$—

*	See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of September 30, 2020:
Assets	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$265,238,598	$265,238,598	$—	$—
Total	$265,238,598	$265,238,598	$—	$—

*	See Schedule of Investments for industry breakout.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of September 30, 2020:
Assets	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$16,194,767	$16,194,767	$—	$—
Total	$16,194,767	$16,194,767	$—	$—

*	See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Event Driven Fund’s investments as of September 30, 2020:
Assets	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$56,090,231	$56,090,231	$—	$—
Convertible Corporate Bonds	775,028	—	775,028	—
Convertible Preferred Stocks	0	—	—	0
Corporate Bonds	20,574,336	—	20,574,336	—
Master Limited Partnerships	610,685	610,685	—	—
Preferred Stocks	1,283,486	—	1,283,486	—
Private Investment In Public Equity (PIPES)	3,863,503	—	—	3,863,503
Private Preferred Stocks	1,550,000	—	—	1,550,000
Short Term Investments	30,800,805	30,800,805	—	—
Warrants	230,641	230,627	14	—
Total	$115,778,715	$87,732,348	$22,632,864	$5,413,503

Liabilities
Common Stocks Sold Short	$(899,778)	$(899,778)	$—	$—
Corporate Bonds Sold Short	(1,243,800)	—	(1,243,800)	—
Exchange-Traded Funds Sold Short	(17,011,642)	(17,011,642)	—	—
Total	$(19,155,220)	$(17,911,420)	$(1,243,800)	$—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:
Investments, at Value
Balance as of December 31, 2019	$412,500
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	1,499,138
Purchases	3,501,879
Sales	—
Transfers in and/or out of Level 3	(14)
Balance as of September 30, 2020	$5,413,503

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

As of September 30, 2020, the Event Driven Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, Invitae Corp. private investment in public equity (PIPE), and Elevation Oncology, Inc. (formerly 14ner Oncology, Inc.) private preferred stock, valued in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0. The unfunded commitment in the Invitae Corp. PIPE has been valued at a discount to the last closing share price on September 30, 2020 of Invitae Corp. less the Fund's commitment. A discount is applied to the share price for the risk that such transaction does not close. The Elevation Oncology, Inc. private preferred stock was valued using a market approach as adjusted based upon an assessment of the probability assigned to a successful regulatory outcome. As of September 30, 2020, the Event Driven Fund's investment in X4 Pharmaceuticals, Inc. warrant contracts transferred from Level 3 to Level 2 because the security was actively trading. The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of September 30, 2020:
Financial Assets	Fair Value at September 30, 2020	Valuation Technique(s)	Unobservable Inputs	Price/Range
Convertible Preferred Stocks	$0	Cash available in relation to claim	Estimated recovery	—
Private Investment in Public Equity (PIPES)	$3,863,503	Market approach	Probability of transaction close	98.25%
Private Preferred Stocks	$1,550,000	Market approach	Transaction price	$1
The following is a summary of the inputs used to value the Active Income Fund’s investments as of September 30, 2020:
Assets	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$2,012,744	$2,012,744	$—	$—
Convertible Preferred Stocks	0	—	—	0
Corporate Bonds	30,980,625	—	30,980,625	—
Foreign Issuer Bonds	1,567,500	—	1,567,500	—
Preferred Stocks	1,346,112	—	1,346,112	—
Short Term Investments	32,079,442	32,079,442	—	—
Total	$67,986,423	$34,092,186	$33,894,237	$0

Liabilities
Common Stocks Sold Short	$(742,019)	$(742,019)	$—	$—
Corporate Bonds Sold Short	(2,253,125)	—	(2,253,125)	—
Master Limited Partnerships Sold Short	(190,600)	(190,600)	—	—
Total	$(3,185,744)	$(932,619)	$(2,253,125)	$—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:
Investments, at Value
Balance as of December 31, 2019	$1,173,600
Realized gain (loss)	(977,968)
Change in net unrealized appreciation (depreciation)	(195,632)
Purchases	—
Sales	0
Transfers in and/or out of Level 3	—
Balance as of September 30, 2020	$0
As of September 30, 2020, the Active Income Fund held a Level 3 investment in General Motors Corp. senior convertible preferred stock valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0. There were no transfers into or out of Level 3 during the period ended September 30, 2020. The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of September 30, 2020:
Financial Assets	Fair Value at September 30, 2020	Valuation Technique(s)	Unobservable Inputs	Price/Range
Convertible Preferred Stocks	$0	Cash available in relation to claim	Estimated recovery	—
Securities Sold Short
The Funds are engaged in selling securities short, which obligates them to replace a borrowed security by purchasing it at market price at the time of replacement. Each Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Each Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Each Fund is obligated to pay any dividends or interest due on securities sold short.
Foreign Currency Spot Contracts
The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction.
Foreign Currency Translation
The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.
Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.
Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency.
The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.
Securities Transactions, Income and Commitments
The Trust records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At September 30, 2020, the Funds had no unfunded senior loan commitments.
With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At September 30, 2020, the Funds had no such outstanding senior loan participation commitments.
The Event Driven Fund may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. Additionally, in connection with certain investments the Event Driven Fund provides commitments for future investments. The commitments and unfunded commitments of the Fund at September 30, 2020 are summarized on the Schedule of Investments.
B. INVESTMENTS IN DERIVATIVES
Each Fund uses derivative instruments such as swaps, futures, options, swaptions, and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2020, through September 30, 2020, the Active Income Fund primarily utilized: 1) futures to hedge its interest rate and/or commodity risk and manage volatility; and 2) options to hedge downside risk and manage volatility. During the period January 1, 2020, through September 30, 2020, the Event Driven Fund primarily utilized: 1) options, including warrants, to both hedge exposure and provide exposure to certain market segments or specific securities; and 2) forward foreign currency contracts to manage currency risk in portfolio holdings. During the period January 1, 2020, through September 30, 2020, the Emerging Markets Opportunities Fund primarily utilized: 1) interest rate swaps to hedge against interest rate fluctuation and enable the parties involved to exchange fixed and floating cash flows; 2) credit default swaps as alternatives to direct investments to manage exposure to specific sectors/markets/industries and/or credit events and manage volatility; 3) options to both hedge exposure and provide exposure to certain market segments or specific securities; and 4) forward foreign currency contracts to manage currency risk in portfolio holdings. During the period January 1, 2020, through September 30, 2020, the remaining Funds primarily utilized: 1) forward foreign currency contracts to manage currency risk in portfolio holdings. Detail regarding each derivative type is included below.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Swap Contracts
The Funds are subject to credit risk, volatility risk, and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index, and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members generally, banks and broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.
Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.
Total return swap contracts are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.
Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.
Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty.
Futures Contracts
The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contract against default.
Options Contracts
The Funds may use options, which include warrants, to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid.
Swaptions
An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Forward Foreign Currency Contracts
The Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.
The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation). In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably.
Equity Certificates
The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.
C. SUBSEQUENT EVENTS
The Driehaus Active Income Fund is in liquidation. The Fund was closed to new purchase orders as of October 13, 2020, and is expected to redeem all existing shares on or around November 6, 2020.